Share Capital (Details) - Schedule of Company’s Ordinary Shares Outstanding - shares		12 Months Ended
		Dec. 31, 2024	Dec. 01, 2023
Schedule of Company’s Ordinary Shares Outstanding [Abstract]
At January 1	[1]	7,565,099	6,854,284
Warrant exercised	[1]		38,025
Warrant issuance	[1]	2,142,858
New share issuance	[1]	122,382
Convertible preference share liabilities exercised	[1]	1,771,939	560,000
Restricted share units issuance (Note 2)	[1],[2]	3,717	100,090
Additional paid in capital	[1]	5,390	12,700
At June 30	[1]	11,611,385	7,565,099

[1]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	The restricted share units distributed related to: 1) granted vested equity compensation to directors and officers pertaining to award year July 2022 to July 2023; 2) sign on equity bonus and vested equity compensation for select employees